Warrants (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 583,390	$ 249,320
Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	424,645
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	79,237
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	152,798
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	360,818
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	584,430
Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	119,864
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	321,654
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	893,646
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	376,594
Warrants Nine [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	193,438
Fair value of the warrants vested	$ 77,014